Hedging activities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2025	2024
		€ million	€ million
Assets:
Derivative financial assets:
Commodity contracts	Non-current derivative assets	9	9
Foreign currency contracts	Non-current derivative assets	1	9
Interest rate and cross currency swaps	Non-current derivative assets	24	80
Commodity contracts	Current derivative assets	59	52
Foreign currency contracts	Current derivative assets	10	50
Other derivative instruments	Current derivative assets	15	—
	Total assets	118	200
Liabilities:
Derivative financial liabilities:
Commodity contracts	Non-current derivative liabilities	42	46
Foreign currency contracts	Non-current derivative liabilities	5	—
Interest rate and cross currency swaps	Non-current derivative liabilities	100	115
Commodity contracts	Current derivative liabilities	72	37
Foreign currency contracts	Current derivative liabilities	27	8
	Total liabilities	246	206

Disclosure of detailed information about hedging liabilities

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2025	2024
		€ million	€ million
Assets:
Derivative financial assets:
Commodity contracts	Non-current derivative assets	9	9
Foreign currency contracts	Non-current derivative assets	1	9
Interest rate and cross currency swaps	Non-current derivative assets	24	80
Commodity contracts	Current derivative assets	59	52
Foreign currency contracts	Current derivative assets	10	50
Other derivative instruments	Current derivative assets	15	—
	Total assets	118	200
Liabilities:
Derivative financial liabilities:
Commodity contracts	Non-current derivative liabilities	42	46
Foreign currency contracts	Non-current derivative liabilities	5	—
Interest rate and cross currency swaps	Non-current derivative liabilities	100	115
Commodity contracts	Current derivative liabilities	72	37
Foreign currency contracts	Current derivative liabilities	27	8
	Total liabilities	246	206

Disclosure of detailed information about hedging instruments	The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euro using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Deal contingent foreign currency forwards	636	636	—	—	—
Foreign currency contracts	1,105	980	125	—	—
Interest rate and cross currency swaps	1,306	602	—	520	184
Commodity contracts	1,441	829	588	9	15
As at 31 December 2023	4,488	3,047	713	529	199
Foreign currency contracts	1,460	1,196	264	—	—
Interest rate and cross currency swaps	696	—	416	101	179
Commodity contracts	1,662	889	635	121	17
As at 31 December 2024	3,818	2,085	1,315	222	196
Foreign currency contracts	1,240	937	303	—	—
Interest rate and cross currency swaps	683	—	512	114	57
Commodity contracts	1,131	749	366	8	8
As at 31 December 2025	3,054	1,686	1,181	122	65
The following table provides a reconciliation by risk category of the net of tax impacts on the cash flow hedge reserve disclosed in Note 17, resulting from cash flow hedge accounting:

	Foreign currency contracts	Commodity contracts	Interest rate and cross currency swaps	Total
Cash flow hedges	€ million	€ million	€ million	€ million
As at 1 January 2023	20	79	5	104
Net fair value gains/(losses) recognised in OCI	(26)	67	(3)	38
Net (gains) reclassified from OCI to income statement	(1)	(17)	(10)	(28)
Net (gains)/losses transferred to cost of inventories	11	(94)	—	(83)
As at 31 December 2023	4	35	(8)	31
Net fair value gains/(losses) recognised in OCI	41	(27)	8	22
Net (gains) reclassified from OCI to income statement	—	(6)	(4)	(10)
Net (gains)/losses transferred to cost of inventories	5	(18)	—	(13)
Net losses transferred to goodwill in connection with the Acquisition	2	—	—	2
As at 31 December 2024	52	(16)	(4)	32
Net fair value gains/(losses) recognised in OCI	(56)	(18)	13	(61)
Net (gains)/losses reclassified from OCI to income statement	1	1	(3)	(1)
Net losses transferred to cost of inventories	8	1	—	9
As at 31 December 2025	5	(32)	6	(21)
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euro using the respective year end spot rate):

		Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Fair value hedges	Total	€ million	€ million	€ million	€ million
Interest rate and cross currency swaps	1,159	—	275	450	434
As at 31 December 2023	1,159	—	275	450	434
Interest rate and cross currency swaps	1,154	—	500	225	429
Foreign currency contracts	13	13	—	—	—
As at 31 December 2024	1,167	13	500	225	429
Interest rate and cross currency swaps	972	100	450	150	272
Foreign currency contracts	10	10	—	—	—
As at 31 December 2025	982	110	450	150	272

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	The following table summarises the net of tax effect of the cash flow hedges in the consolidated income statement for the periods presented:

Cash flow hedging instruments	Location – Income statement	Amount of gain/(loss) reclassified from the cash flow hedge reserve into profit
		Year ended 31 December
		2025	2024	2023
		€ million	€ million	€ million
Foreign currency contracts	Cost of sales	—	—	1
Foreign currency contracts	Selling and distribution expenses	(1)	—	—
Commodity contracts	Selling and distribution expenses	(1)	6	17
Interest rate and cross currency swaps	Finance costs	3	4	10
Total		1	10	28
The following table summarises the gains/(losses) recognised from the settlement of fair value hedges within the consolidated income statement for the periods presented:

Fair value hedges	Location – Income statement	Year ended 31 December
		2025	2024	2023
		€ million	€ million	€ million
Interest rate and cross currency swaps	Finance costs	(24)	(36)	(30)
Total		(24)	(36)	(30)

Disclosure of gains (losses) recognized from non-designated derivative financial instruments	The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

Non-designated hedging instruments	Location – Income statement	Year ended 31 December
		2025	2024	2023
		€ million	€ million	€ million
Foreign currency contracts(A)	Non-operating items	3	2	(5)
Commodity contracts	Non-operating items	(10)	4	—
Total		(7)	6	(5)
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement